Intangible Assets - Additional Information (Detail) - CAD CAD in Millions	Dec. 31, 2017	Dec. 31, 2016
Software [member]
Disclosure of detailed information about intangible assets [line Items]
Finance leases with a net book value	CAD 16.5	CAD 23.0